Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Overlay Shares Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Core Bond ETF
Class Name	Overlay Shares Core Bond ETF
Trading Symbol	OVB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Core Bond ETF for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovb. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Core Bond ETF	$37	0.75%
[1]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Material Change Date	Nov. 25, 2024
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovb for more recent performance information.
Net Assets	$ 46,680,536
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$46,680,536
Number of Holdings	10
Portfolio Turnover	5%
30-Day SEC Yield	3.01%
Distribution Yield	5.65%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares Core U.S. Aggregate Bond ETF	99.8%
First American Government Obligations Fund	0.6%
CBOE S&P 500 Index	-0.3%

Material Fund Change [Text Block]
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.

Updated Prospectus Web Address	https://lsfunds.com/ovb
Overlay Shares Foreign Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Foreign Equity ETF
Class Name	Overlay Shares Foreign Equity ETF
Trading Symbol	OVF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Foreign Equity ETF for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovf. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Foreign Equity ETF	$37	0.75%
[2]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Material Change Date	Nov. 25, 2024
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovf for more recent performance information.
Net Assets	$ 15,967,679
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$15,967,679
Number of Holdings	11
Portfolio Turnover	5%
30-Day SEC Yield	2.52%
Distribution Yield	4.82%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares Core MSCI EAFE ETF	80.2%
iShares Core MSCI Emerging Markets ETF	19.6%
First American Government Obligations Fund	0.6%
CBOE S&P 500 Index	-0.4%

Material Fund Change [Text Block]
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.

Updated Prospectus Web Address	https://lsfunds.com/ovf
Overlay Shares Hedged Large Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Hedged Large Cap Equity ETF
Class Name	Overlay Shares Hedged Large Cap Equity ETF
Trading Symbol	OVLH
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Hedged Large Cap Equity ETF for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovlh. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovlh
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Hedged Large Cap Equity ETF	$40	0.80%
[3]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Material Change Date	Nov. 25, 2024
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovlh for more recent performance information.
Net Assets	$ 38,035,584
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$38,035,584
Number of Holdings	6
Portfolio Turnover	27%
30-Day SEC Yield	0.60%
Distribution Yield	0.32%

Holdings [Text Block]

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	94.4%
First American Government Obligations Fund	3.5%
CBOE S&P 500 Index	2.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.

Updated Prospectus Web Address	https://lsfunds.com/ovlh
Overlay Shares Large Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Large Cap Equity ETF
Class Name	Overlay Shares Large Cap Equity ETF
Trading Symbol	OVL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Large Cap Equity ETF for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovl. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovl
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Large Cap Equity ETF	$38	0.75%
[4]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Material Change Date	Nov. 25, 2024
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovl for more recent performance information.
Net Assets	$ 175,302,662
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$175,302,662
Number of Holdings	10
Portfolio Turnover	4%
30-Day SEC Yield	0.50%
Distribution Yield	3.06%

Holdings [Text Block]

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	99.8%
First American Government Obligations Fund	0.6%
CBOE S&P 500 Index	-0.4%

Material Fund Change [Text Block]
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.

Updated Prospectus Web Address	https://lsfunds.com/ovl
Overlay Shares Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Municipal Bond ETF
Class Name	Overlay Shares Municipal Bond ETF
Trading Symbol	OVM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Municipal Bond ETF for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovm. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovm
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Municipal Bond ETF	$37	0.75%
[5]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Material Change Date	Nov. 25, 2024
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovm for more recent performance information.
Net Assets	$ 30,566,215
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$30,566,215
Number of Holdings	10
Portfolio Turnover	4%
30-Day SEC Yield	1.92%
Distribution Yield	4.84%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares National Muni Bond ETF	99.8%
First American Government Obligations Fund	0.6%
CBOE S&P 500 Index	-0.4%

Material Fund Change [Text Block]
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.

Updated Prospectus Web Address	https://lsfunds.com/ovm
Overlay Shares Short Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Short Term Bond ETF
Class Name	Overlay Shares Short Term Bond ETF
Trading Symbol	OVT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Short Term Bond ETF for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovt. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Short Term Bond ETF	$38	0.75%
[6]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Material Change Date	Nov. 25, 2024
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovt for more recent performance information.
Net Assets	$ 68,481,435
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$68,481,435
Number of Holdings	10
Portfolio Turnover	4%
30-Day SEC Yield	3.31%
Distribution Yield	6.05%

Holdings [Text Block]

Top 10 Issuers	(%)
Vanguard Short-Term Corporate Bond ETF	99.8%
First American Government Obligations Fund	0.6%
CBOE S&P 500 Index	-0.4%

Material Fund Change [Text Block]
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.

Updated Prospectus Web Address	https://lsfunds.com/ovt
Overlay Shares Small Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Small Cap Equity ETF
Class Name	Overlay Shares Small Cap Equity ETF
Trading Symbol	OVS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Small Cap Equity ETF for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovs. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Small Cap Equity ETF	$37	0.75%
[7]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Material Change Date	Nov. 25, 2024
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovs for more recent performance information.
Net Assets	$ 12,543,246
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$12,543,246
Number of Holdings	10
Portfolio Turnover	3%
30-Day SEC Yield	1.39%
Distribution Yield	4.20%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares Core S&P Small-Cap ETF	99.8%
First American Government Obligations Fund	0.5%
CBOE S&P 500 Index	-0.4%

Material Fund Change [Text Block]
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.

Updated Prospectus Web Address	https://lsfunds.com/ovs

[1]
*	Annualized

[2]
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[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized